TOTAL OPERATING COSTS - Narrative (Details) € in Millions, $ in Millions		12 Months Ended			36 Months Ended
	Mar. 01, 2016 site	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2018 USD ($)	May 28, 2016 EUR (€)
Disclosure of other provisions [line items]
Restructuring expenses		€ 186	€ 260	€ 17
CCEP Integration and Synergy Progamme
Disclosure of other provisions [line items]
Restructuring expenses		215	182
Germany Restructuring Programme and Iberia Inflight Initiatives
Disclosure of other provisions [line items]
Restructuring expenses		23	76
Number of production sites closed | site	2
Number of distribution sites closed | site	6
Other provisions						€ 228
Belgium Supply Chain Optimisation Programme
Disclosure of other provisions [line items]
Restructuring expenses		€ (3)	€ 32
Low | CCEP Integration and Synergy Progamme
Disclosure of other provisions [line items]
Expected restructuring charges including accelerated depreciation | $					$ 475
High | CCEP Integration and Synergy Progamme
Disclosure of other provisions [line items]
Expected restructuring charges including accelerated depreciation | $					$ 500